Consolidated Statements of Condition (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
ASSETS
Held to maturity securities, fair value | $	$ 10,695	$ 14,988
SHAREHOLDERS' EQUITY:
Capital stock, par value (in dollars per share) | $ / shares	$ 1	$ 1
Capital stock, shares authorized (in shares)	30,000,000	30,000,000
Capital stock, shares issued (in shares)	20,045,684	20,040,966
Capital stock, shares outstanding (in shares)	19,219,989	19,286,531
Treasury stock, at cost (in shares)	825,695	754,435